Borrowings and financing (Details 6) - 32th issue debentures [member] - Single Series [Member] R$ in Thousands	Sep. 10, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Value	R$ 2,500,000
Rate	CDI + 0.30% p.a.
Maturity	2026